Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments

Note 5. Investments

Available-for-sale (“AFS”) Investments

There were no AFS investments as of June 30, 2025 and December 31, 2024.

There were no material realized gains or losses on AFS investments during the three and six months ended June 30, 2025 and June 30, 2024.

Note 5. Investments

Available-for-sale Investments

There were no available-for-sale investments as of December 31, 2024. Investments sold during the year ending December 31, 2024, had a realized loss of less than $0.1 million. The following table summarizes the Company’s AFS investments as of December 31, 2023. These are classified as “Short-term investments” on the consolidated balance sheets.

Velo3D, Inc.

Notes to Consolidated Financial Statements

	December 31, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
Corporate bonds	6,717	—	(96)	6,621
Total available-for-sale investments	$6,717	$—	$(96)	$6,621

The following table presents the breakdown of the AFS investments in an unrealized loss position as of December 31, 2023.

	December 31, 2023
	Fair Value	Gross Unrealized Loss

Corporate bonds
Less than 12 months	$—	$—
12 months or longer	$6,621	$(96)
Total	$6,621	$(96)

There were no material realized gains or losses on AFS investments for the year ended December 31, 2023.